19. Borrowing and financing (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
BorrowingAndFinancingLineItems [Line Items]
Borrowing and financing			R$ 3,339,084	R$ 5,574,557
Deferred income			1,471,363	1,873,644
Government grants [Member]
BorrowingAndFinancingLineItems [Line Items]
Deferred income			R$ 89,036	R$ 117,758
First Tranche [Member]
BorrowingAndFinancingLineItems [Line Items]
Repayments of tranches		R$ 315,000
Existing Debt [Member]
BorrowingAndFinancingLineItems [Line Items]
Repayments of tranches	R$ 800,000
Borrowing and financing	149,000
Existing Debt 1 [Member]
BorrowingAndFinancingLineItems [Line Items]
Borrowing and financing	R$ 602,000